Schedule of reclassification for consolidated statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Purchase of short-term and long-term investments	$ 160,134	¥ 1,119,846	¥ 494,836	¥ 123,633
Net cash used in investing activities	1,759	12,307	125,936	174,565
Cash and cash equivalents at the end of year	$ 31,697	¥ 221,661	¥ 322,252	585,171
Previously Reported [Member]
Purchase of short-term and long-term investments				14,054
Net cash used in investing activities				64,986
Cash and cash equivalents at the end of year				694,750
Revision of Prior Period, Reclassification, Adjustment [Member]
Purchase of short-term and long-term investments				109,579
Net cash used in investing activities				109,579
Cash and cash equivalents at the end of year				¥ (109,579)